2024 Financings	3 Months Ended
Mar. 31, 2025
2024 Financings [Abstract]
2024 Financings

5. 2024 Financings

February Public Offering

On February 5, 2024, the Company closed a public offering of 85,311 shares of its common stock and warrants to initially purchase up to 170,628 shares of common stock with an initial exercise price of $72.48 which expire on February 5, 2029. Net cash proceeds to the Company from the offering were $5.4 million and issuance costs were $0.8 million including placement agent fees. The shares of common stock issued in the offering and the shares of common stock underlying the Class D Pre-Funded Warrants and the Class D Common Stock Warrants were registered with the SEC on Form S-1, which was declared effective by the SEC on January 31, 2024.

Class D Warrant Inducement

On August 21, 2024, the Company entered into warrant exercise inducement offer letters with certain holders of Class D Common Stock Warrants exercisable for an aggregate of 159,249 shares of its common stock, at a reduced exercise price of $20.00 per share. In exchange, the Company agreed to issue two Class E Common Stock Warrants for each Class D Common Stock Warrant exercised in the private placement pursuant to Section 4(a)(2) of the Securities Act of 1933. In connection with the warrant inducement, the Company paid Roth Capital Partners, LLC (“Roth”) a cash fee of $267,546 for its services. The Company received net cash proceeds of approximately $3.5 million and issuance costs of $0.3 million. The shares of common stock issued from the exercise of the Class D Common Stock Warrants were registered on Form S-1 and declared effective by the SEC on January 31, 2024. The Class E Common Stock Warrants offered in the private placement were registered on Form S-3 with the SEC and declared effective on September 12, 2024.

Class E Warrant Inducement

On December 3, 2024, the Company entered into warrant exercise inducement offer letters with certain holders of the Class E Common Stock Warrants exercisable for an aggregate of 254,002 shares of common stock with an exercise price of $16.00 per share. In exchange, the Company agreed to issue Class F Common Stock Warrants exercisable for 254,002 shares of its common stock and Class G Common Stock Warrants exercisable for 381,004 shares of its common stock (see Note 9). The warrant inducement was considered a private placement pursuant to Section 4(a)(2) of the Securities Act. In connection with the warrant inducement, the Company agreed to pay Roth a cash fee of $325,000 for its services, in addition to reimbursement for certain expenses. The Company received net cash proceeds of approximately $3.7 million and issuance costs of $0.4 million. The shares of common stock issued from the exercise of the Class E Common Stock Warrants were registered on Form S-3, which was declared effective by the SEC on September 12, 2024. The Class F Common Stock Warrants and Class G Common Stock Warrants offered in the private placement were registered on Form S-3, which was declared effective on December 20, 2024.